Credit Facility	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Credit Facilities
Credit Facility

The Company has a revolving credit facility with Royal Bank of Canada for $8,000 CAD. The credit facility bears interest at the Royal Bank Prime Rate plus 0.30%. As at December 31, 2018 the effective rate was 4.25%, and no cash amounts have been drawn under this credit facility.